Post-balance sheet events (Details) € in Millions, shares in Millions	1 Months Ended					4 Months Ended	12 Months Ended
	Jun. 30, 2019 aircraft	May 31, 2019 EUR (€)	Dec. 31, 2018	Aug. 31, 2018	Apr. 30, 2018	Jul. 25, 2019 EUR (€) shares	Mar. 31, 2019 EUR (€) shares	Mar. 31, 2018 EUR (€) shares	Mar. 31, 2017
Post-balance sheet events
Interest rate percentage							0.01%	0.01%	0.04%
LaudaMotion
Post-balance sheet events
Ownership percentage			100.00%	50.10%	24.90%
Share buyback program
Post-balance sheet events
Number of shares bought back | shares							37.8	46.7
Cost spent on buyback							€ 561.0	€ 829.0
Shares buyback (as a percent)							3.20%	3.80%
Debt from syndicated bank facility
Post-balance sheet events
Unsecured debt from syndicated bank facility		€ 750.0
Interest rate percentage		0.65%
Term of debt		5 years
Aircraft presented as assets held for sale | Boeing 737-800 aircraft
Post-balance sheet events
Number of aircrafts committed to sell | aircraft	10
Reorganisation | Share buyback program
Post-balance sheet events
Number of shares bought back | shares						12.3
Cost spent on buyback						€ 137.6
Share buyback program, authorized amount		€ 700.0
Shares buyback (as a percent)							1.10%